Borrowings - Lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Lease Liabilities
Current	$ 2,725	$ 3,718
Non-current	5,524	2,357
Total Lease liabilities	8,249	$ 6,075
One to five years
Lease Liabilities
Non-current	5,524
More than five years
Lease Liabilities
Non-current	$ 0